                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21466
                                   ---------

                 HYPERION COLLATERALIZED SECURITIES FUND, INC.
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK NY                                       10281-1010
------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   THREE WORLD FINANCIAL CENTER
                    200 VESEY STREET
                    NEW YORK NY                   10281-1010
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2006
                         --------------------
Date of reporting period: APRIL 30, 2006
                         --------------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2006

                                                                                    PRINCIPAL
                                                             INTEREST                 AMOUNT
                                                               RATE      MATURITY     (000S)        VALUE
                                                            ---------    --------   ---------   -------------
ASSET-BACKED SECURITIES - 106.4%
   Ace Securities Corp.
      Series 2005-WF1, Class M7(a)                               6.09%+  05/25/35   $  4,550    $   4,565,911
   Aerco Ltd.
      Series 1X, Class A2                                        5.22+   07/15/23      3,096        3,049,532
      Series 2A, Class A3*                                       5.36+   07/15/25     28,239       24,356,101
                                                                                                -------------
                                                                                                   27,405,633
                                                                                                -------------
   Aircraft Finance Trust
      Series 1999-1A, Class A1(a)                                5.38+   05/15/24     16,250       11,131,250
      Series 1999-1A, Class A2                                   5.40+   05/15/24     13,669       12,849,203
                                                                                                -------------
                                                                                                   23,980,453
                                                                                                -------------
   Airplanes Pass Through Trust
      Series 1R, Class AB                                        5.28+   03/15/19     27,167       25,944,096
   Ameriquest Mortgage Securities Trust
      Series 2005-X1, Class M7* (a)                              7.26+   03/25/35      5,130        4,880,356
   Apidos CDO
      Series 2005-2A, Class B*                                   5.50+   12/21/18     10,000        9,800,000
   AQ Finance NIM Trust
      Series 2002-N4A, Class Note*                              10.33    09/25/32        290           58,056
   Asset Backed Funding Certificates
      Series 2005-WMC1, Class M7(a)                              6.08+   08/25/35      8,604        8,612,174
      Series 2004-FF1, Class M4(a)                               7.46+   07/25/33      3,000        3,039,195
      Series 2005-WF1, Class M10(a)                              8.21+   01/25/35      2,934        2,751,775
      Series 2004-FF1, Class M6(a)                               8.46+   12/25/32      2,200        2,099,643
      Series 2004-FF1, Class M7(a)                               8.46+   07/25/32      3,000        2,847,264
                                                                                                -------------
                                                                                                   19,350,051
                                                                                                -------------
   Aviation Capital Group Trust
      Series 2000-1A, Class A1*                                  5.38+   11/15/25      8,498        7,287,298
   Bayview Commercial Asset Trust
      Series 2006-1A, Class B3* (a)                              7.91+   04/25/36      3,595        3,598,087
      Series 2005-3A, Class B3* (a)                              7.96+   11/25/35      6,142        6,176,018
      Series 2004-3, Class B2* (a)                               8.31+   01/25/35      2,981        3,142,683
      Series 2005-1A, Class B3* (a)                              9.46+   04/25/35      5,667        5,801,595
                                                                                                -------------
                                                                                                   18,718,383
                                                                                                -------------
   Bayview Financial Acquisition Trust
      Series 2006-A, Class M1(a)                                 5.27+   11/28/45      3,000        3,010,266
      Series 2005-C ,Class B1(a)                                 6.02+   08/25/35      1,537        1,546,353
      Series 2005-C , Class B2(a)                                6.17+   08/25/35      1,230        1,240,770
      Series 2005-C, Class B3(a)                                 6.42+   08/25/35      3,037        3,036,985
      Series 2006-A, Class B2(a)                                 6.47+   11/28/45      5,459        5,369,352
                                                                                                -------------
                                                                                                   14,203,726
                                                                                                -------------
   Bayview Financial Securities Company LLC
      Series 2006-A, Class M2(a)                                 5.31+   11/28/45      5,000        5,024,500
      Series 2006-A, Class B1(a)                                 6.17+   11/28/45      4,798        4,797,837
                                                                                                -------------
                                                                                                    9,822,337
                                                                                                -------------
   Bella Vista Mortgage Trust
      Series 2005-1, Class B1(a)                                 5.45+   01/22/45      9,141@       9,184,242
   Centex Home Equity
      Series 2005-B, Class M1(a)                                 5.36+   03/25/35      6,000@       6,015,672
   Citigroup Mortgage Loan Trust, Inc.
      Series 2005-OPT4, Class M10(a)                             7.96+   07/25/35      1,640        1,529,390
      Series 2005-OPT4, Class M11(a)                             7.96+   07/25/35      3,908        3,387,576
                                                                                                -------------
                                                                                                    4,916,966
                                                                                                -------------
   Conseco Financial Securitizations Co.
      Series 2002-1, Class M1A                                   6.88+   12/01/33     16,500       13,365,000
   Countrywide Asset-Backed Certificates
      Series 2005-9N, Class N*                                   5.50    10/25/35      5,900        5,845,572
      Series 2005-13N, Class N*                                  6.00    11/25/36      3,776        3,753,190

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2006

                                                                                    PRINCIPAL
                                                             INTEREST                 AMOUNT
                                                               RATE      MATURITY     (000S)        VALUE
                                                            ---------    --------   ---------   -------------
ASSET-BACKED SECURITIES (CONTINUED)
                                                                                                -------------
                                                                                                $   9,598,762
                                                                                                -------------
   Countrywide Home Loans
      Series 2004-29, Class 1A2(a)                               5.41%+  02/25/35   $  3,025@       3,037,088
      Series 2004-29, Class 1B1(a)                               5.81+   02/25/35      4,552@       4,569,643
      Series 2005-7, Class IB2(a)                                6.46+   03/25/35      1,120        1,122,068
      Series 2005-9, Class B1(a)                                 6.91+   05/25/35      2,994        2,844,964
                                                                                                -------------
                                                                                                   11,573,763
                                                                                                -------------
   Encore Credit Receivables NIM Trust
      Series 2005-4, Class A*                                    4.50    01/25/36      2,751        2,718,511
   Fieldstone Mortgage Investment Corp.
      Series 2005-1, Class M1(a)                                 5.42+   03/25/35      5,000@       5,011,680
      Series 2005-1, Class M8(a)                                 6.31+   03/25/35      2,800        2,779,764
                                                                                                -------------
                                                                                                    7,791,444
                                                                                                -------------
   First Franklin Mortgage Loan Trust
      Series 2005-FF1, Class M1(a)                               5.45+   12/25/34      6,000@       6,030,498
      Series 2005-FF3, Class M1(a)                               5.48+   04/25/35     15,000@      15,035,025
      Series 2006-FF4, Class M7(a)                               6.06+   03/25/36      4,337        4,341,684
      Series 2006-FFH1, Class M7(a)                              6.21+   03/25/36      2,500        2,499,988
      Series 2005-FFH3, Class M7(a)                              6.46+   09/25/35      6,450        6,530,560
      Series 2004-FFH3, Class M7(a)                              6.76+   10/25/34      6,000        6,125,886
      Series 2005-FFH3, Class M10(a)                             6.96+   08/25/35      3,150        2,792,869
      Series 2005-FFH3, Class B1* (a)                            7.08+   08/25/35      5,000        4,342,840
      Series 2005-FF3, Class B1(a)                               7.36+   04/25/35      2,622        2,281,140
      Series 2004-FF5, Class M7(a)                               7.46+   08/25/34      5,000        5,107,090
      Series 2004-FF11, Class M8(a)                              7.46+   01/25/35      7,805        7,913,747
      Series 2005-FFH4, Class M8(a)                              7.46+   12/25/35     11,730       12,146,591
      Series 2005-FFH4, Class M10(a)                             7.46+   12/25/35      4,291        3,885,788
      Series 2004-FF5, Class M9(a)                               7.96+   08/25/34      2,750        2,590,197
      Series 2005-FF4, Class M9(a)                               7.96+   05/25/35      4,000        3,531,792
      Series 2004-FF11, Class M9(a)                              8.06+   01/25/35      8,555        8,085,399
      Series 2004-FF6, Class B3(a)                               8.46+   07/25/34      2,500        2,523,057
      Series 2004-FF8, Class B4* (a)                             8.46+   10/25/34      2,300        2,147,315
      Series 2005-FF1, Class B4* (a)                             8.46+   12/25/34      2,549        2,354,414
      Series 2004-FF3, Class B2(a)                               8.46+   05/25/34      5,000        5,058,550
                                                                                                -------------
                                                                                                  105,324,430
                                                                                                -------------
   Fremont Home Loan Trust
      Series 2005-A, Class M1(a)                                 5.39+   01/25/35     10,000@      10,056,360
      Series 2005-1, Class B1(a)                                 8.21+   06/25/35      2,000        1,891,786
      Series 2005-1, Class B2(a)                                 8.21+   06/25/35      3,000        2,687,526
      Series 2005-1, Class B3(a)                                 8.21+   06/25/35      2,000        1,756,826
                                                                                                -------------
                                                                                                   16,392,498
                                                                                                -------------
   Green Tree Financial Corp.
      Series 1998-8, Class M2                                    7.08    09/01/30      9,000        1,800,000
   Harborview Mortgage Loan Trust
      Series 2005-2, Class B1(a)                                 5.38+   05/19/35      9,970@       9,969,254
      Series 2005-1, Class B1(a)                                 5.41+   03/19/35      9,886@       9,970,462
      Series 2004-11, Class B2(a)                                6.06+   01/19/35     14,924@      15,237,709
      Series 2004-8, Class B4(a)                                 6.16+   11/19/34      2,917        2,400,476
      Series 2004-10, Class B4(a)                                6.41+   01/19/35      1,995        1,760,572
      Series 2005-1, Class B4* (a)                               6.66+   03/19/35      7,486        6,360,515
                                                                                                -------------
                                                                                                   45,698,988
                                                                                                -------------
   HSI Asset Securitization Corp.
      Series 2006-OPT2, Class M6(a)                              5.57+   01/25/36      1,666        1,671,181
      Series 2006-OPT3, Class M7(a)                              5.96+   02/25/36      2,500        2,500,000
      Series 2006-OPT1, Class M7(a)                              6.16+   12/25/35      5,000        5,014,015
      Series 2006-OPT2, Class M7(a)                              6.21+   01/25/36      1,500        1,513,590

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2006

                                                                                    PRINCIPAL
                                                             INTEREST                 AMOUNT
                                                               RATE      MATURITY     (000S)        VALUE
                                                            ---------    --------   ---------   -------------
ASSET-BACKED SECURITIES (CONTINUED)
                                                                                                 ------------
                                                                                                 $ 10,698,786
                                                                                                 ------------
   Lehman ABS Manufactured Housing Contract
      Series 2002-A, Class A(a)                                  5.35%+  06/15/33   $ 11,338@      11,333,692
      Series 2002-A, Class M1                                    6.15+   06/15/33      3,995@       4,047,374
                                                                                                 ------------
                                                                                                   15,381,066
                                                                                                 ------------
   Lehman Brothers Small Balance Commercial
      Series 2005-1A, Class M1*                                  5.31+   02/25/30      2,343        2,361,817
      Series 2005-1A, Class B*                                   5.91+   02/25/30      1,443        1,444,872
                                                                                                 ------------
                                                                                                    3,806,689
                                                                                                 ------------
   Long Beach Asset Holdings Corp.
      Series 2006-3, Class N2*                                   7.39    05/25/46      1,950        1,950,000
   Morgan Stanley ABS Capital
      Series 2005-1, Class M2(a)                                 5.43+   12/25/34      5,000@       5,023,345
   Option One Mortgage Loan Trust
      Series 2006-1, Class M7(a)                                 6.11+   01/25/36      3,500        3,512,530
      Series 2006-1, Class M8(a)                                 6.36+   01/25/36     10,000@      10,071,900
      Series 2005-5, Class M8(a)                                 6.51+   12/25/35      4,000        4,071,348
      Series 2005-4, Class M9(a)                                 6.61+   11/25/35      7,000        7,028,546
      Series 2005-5, Class M10(a)                                7.21+   12/25/35      2,947        2,516,903
      Series 2006-1, Class M9(a)                                 7.26+   01/25/36      2,500        2,522,875
      Series 2005-4, Class M10(a)                                7.46+   11/25/35      5,000        4,560,940
      Series 2006-1, Class M10* (a)                              7.46+   01/25/36        900          815,749
      Series 2005-1, Class M9(a)                                 7.96+   02/25/35      3,000        2,809,089
      Series 2005-1, Class M8(a)                                 8.21+   02/25/35      2,000        1,919,440
      Series 2005-2, Class M8(a)                                 8.21+   05/25/35      6,000        5,961,402
      Series 2004-1, Class M7* (a)                               8.46+   01/25/34      4,800        4,693,752
                                                                                                 ------------
                                                                                                   50,484,474
                                                                                                 ------------
   Park Place Securities NIM Trust
      Series 2004-WHQ2, Class B*                                 5.00    02/25/35      3,000        2,955,210
      Series 2005-WHQ2, Class M10(a)                             7.46+   05/25/35      4,750        4,049,057
                                                                                                 ------------
                                                                                                    7,004,267
                                                                                                 ------------
   Porter Square CDO
      Series 1A, Class C*                                        8.63+   08/15/38      2,000        2,055,000
   Quest Trust
      Series 2005-X2, Class M1* (a)                              6.46+   10/25/35      5,761        5,771,923
   Residential Accredit Loans, Inc.
      Series 2006-Q01, Class X3                                  1.73    02/25/46    215,136       12,705,924
   Sail Net Interest Margin Notes
      Series 2004-BNCA, Class B*                                 6.75    09/27/34      2,543        2,467,827
      Series 2004-BN2A, Class B*                                 7.00    12/27/34        702          636,797
                                                                                                 ------------
                                                                                                    3,104,624
                                                                                                 ------------
   Sasco Mortgage Loan Trust
      Series 2004-GEL3, Class M1(a)                              6.01+   08/25/34      8,534@       8,604,149
   Securitized Asset Backed Receivables Trust
      Series 2005-OP1, Class M1(a)                               5.37+   01/25/35     10,214@      10,244,233
      Series 2005-FR1, Class M1(a)                               5.41+   12/25/34      7,500@       7,531,605
      Series 2006-OP1, Class B1(a)                               6.16+   10/25/35      8,967@       8,999,909
      Series 2005-OP1, Class B4* (a)                             8.46+   01/25/35      5,500        4,970,399
                                                                                                 ------------
                                                                                                   31,746,146
                                                                                                 ------------
   Sequoia Mortgage Trust
      Series 2005-3, Class B1(a)                                 5.29+   05/20/35      6,208@       6,217,206
      Series 2004-3, Class M1(a)                                 5.42+   05/20/34      9,800@       9,805,361
      Series 2004-10, Class B1(a)                                5.42+   11/20/34      4,000@       4,010,484
      Series 2004-9, Class B1(a)                                 5.43+   10/20/34      7,000@       7,011,410
      Series 2004-3, Class M2(a)                                 5.82+   05/20/34      2,000        2,001,590
                                                                                                 ------------
                                                                                                   29,046,051
                                                                                                 ------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2006

                                                                                    PRINCIPAL
                                                             INTEREST                 AMOUNT
                                                               RATE      MATURITY     (000S)       VALUE
                                                            ---------    --------   ---------   ------------
ASSET-BACKED SECURITIES (CONTINUED)
   SG Mortgage Securities Trust
      Series 2005-OPT1, Class M7(a)                              6.09%+  09/25/35    $ 1,000    $  1,000,656
      Series 2005-OPT1, Class M9(a)                              6.61+   09/25/35      1,087       1,066,354
                                                                                                ------------
                                                                                                   2,067,010
                                                                                                ------------
   Soundview Home Loan Trust
      Series 2005-A, Class A(a)                                  5.13+   04/25/35      5,778@      5,779,220
      Series 2005-DO1, Class M1(a)                               5.38+   05/25/35      3,500       3,507,091
      Series 2006-OPT2, Class M6(a)                              5.91+   05/25/36     10,000      10,000,000
      Series 2005-OPT1, Class M7(a)                              5.96+   06/25/35      3,250       3,239,967
      Series 2006-OPT3, Class M6(a)                              6.05+   06/25/36      6,000       6,000,000
      Series 2006-OPT1, Class M6(a)                              6.06+   03/25/36      3,000       2,999,985
      Series 2005-OPT1, Class M8(a)                              6.71+   06/25/35      7,500       7,530,450
      Series 2006-OPT3, Class M8(a)                              7.05+   06/25/36     11,000      11,000,000
      Series 2006-OPT3, Class M9(a)                              7.55+   06/25/36      2,000       1,811,875
      Series 2005-4, Class M10(a)                                7.58+   03/25/36      1,500       1,374,615
      Series 2005-A, Class M11* (a)                              7.96+   04/25/35      3,725       3,246,989
      Series 2005-OPT1, Class M9(a)                              8.21+   06/25/35      2,500       2,494,088
      Series 2005-DO1, Class M10(a)                              8.21+   05/25/35      1,100         976,677
      Series 2005-DO1, Class M11(a)                              8.21+   05/25/35      3,078       2,744,406
                                                                                                ------------
                                                                                                  62,705,363
                                                                                                ------------
   Structured Asset Investment Loan Trust
      Series 2005-9, Class M7(a)                                 6.21+   11/25/35      7,464       7,484,660
      Series 2004-8, Class B1(a)                                 7.46+   09/25/34      4,803       4,575,631
                                                                                                ------------
                                                                                                  12,060,291
                                                                                                ------------
   Structured Asset Securities Corp.
      Series 2005-S4, Class A(b)                            4.50/5.00    08/25/35      6,380@      6,283,332
      Series 2005-WF1, Class M2(a)                               5.43+   02/25/35      6,100@      6,117,690
      Series 2006-WF1, Class M7(a)                               5.77+   02/25/36      3,438       3,439,581
      Series 2002-HF1, Class B* (a)                              9.11+   01/25/33      2,662       2,342,890
                                                                                                ------------
                                                                                                  18,183,493
                                                                                                ------------
   UCFC Home Equity Loan
      Series 1998-D, Class BF1                                   8.97    04/15/30         37          37,307
   Vanderbilt Mortgage Finance
      Series 1998-D, Class 2B2(a)                                7.59+   07/07/15      3,760       3,760,902
   Washington Mutual
      Series 2005-AR2, Class B10* (a)                            5.77+   01/25/45      8,844       7,348,322
      Series 2005-AR1, Class B2(a)                               5.91+   01/25/45      4,998@      5,043,682
                                                                                                ------------
                                                                                                  12,392,004
                                                                                                ------------
   Wells Fargo Home Equity
      Series 2005-2, Class M8(a)                                 6.14+   09/25/35      2,576       2,590,078
      Series 2005-2, Class M10(a)                                7.46+   09/25/35      8,737       8,205,904
                                                                                                ------------
                                                                                                  10,795,982
                                                                                                ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost - $704,637,459)                                                                         709,781,372
                                                                                                ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 2.2%
   Commercial Mortgage Pass Through Certificates
      Series 2005-FL11, Class F*                                 5.35+   11/15/17      9,834@      9,833,065
   CS First Boston Mortgage Securities Corp.
      Series 2005-CN2A, Class E*                                 5.62+   11/15/19      5,000@      5,000,395
                                                                                                ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
         (Cost - $14,833,646)                                                                     14,833,460
                                                                                                ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 11.5%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
   ABSHE

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2006

                                                                                    PRINCIPAL
                                                             INTEREST                 AMOUNT
                                                               RATE      MATURITY     (000S)      VALUE
                                                            ---------    --------   ---------  -----------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   Series 2006-HE3, Class M6(a)                                  5.90%+  02/01/36    $4,515    $ 4,514,959
   Series 2006-HE3, Class M9(a)                                  7.40+   02/01/36     1,500      1,320,845
                                                                                               -----------
                                                                                                 5,835,804
                                                                                               -----------
G3 Mortgage Reinsurance Ltd.
   Series 1, Class E*                                           24.96+   05/25/08     2,113      2,308,671
RESI Finance LP
   Series 2005-C, Class B4*                                      5.50+   09/10/37     5,571      5,570,642
   Series 2004-B, Class B3*                                      5.75+   02/10/36     6,092@     6,167,723
   Series 2005-D, Class B6*                                      7.15+   12/15/37     2,078      2,077,761
                                                                                               -----------
                                                                                                13,816,126
                                                                                               -----------
Residential Asset Mortgage Products, Inc.
   Series 2006-RZ1, Class M6(a)                                  5.66+   03/25/36     4,250      4,273,928
Residential Asset Securities Corp.
   Series 2006-KS3, Class M7(a)                                  5.87+   04/25/36     3,000      3,003,240
Resix Financial Ltd.
   Series 2005-B, Class B7*                                      7.95+   06/10/37     5,801      5,801,218
   Series 2005-C, Class B7*                                      7.95+   09/10/37     4,961      4,942,146
   Series 2004-C, Class B7*                                      8.35+   09/10/36     3,814      3,845,994
   Series 2005-C, Class B8*                                      8.60+   08/10/37     3,472      3,472,350
   Series 2005-B, Class B8*                                      8.75+   06/10/37     1,732      1,732,499
   Series 2004-B, Class B7*                                      8.85+   02/10/36     1,731      1,779,048
   Series 2004-A, Class B7*                                      9.10+   02/10/36     1,671      1,708,175
   Series 2005-D, Class B7*                                      9.15+   12/15/37     2,666      2,695,339
   Series 2003-D, Class B7*                                     10.60+   12/10/35     4,604      4,714,478
   Series 2005-D, Class B8*                                     10.65+   12/15/37     2,484      2,484,171
   Series 2003-C, Class B7*                                     10.85+   09/10/35     4,815      4,983,491
   Series 2003-CB1, Class B7*                                   10.85+   06/10/35     2,877      2,964,411
                                                                                               -----------
                                                                                                41,123,320
                                                                                               -----------
Structured Adjustable Rate Mortgage Loan Trust
   Series 2005-5, Class A3                                       5.19+   05/25/35     4,414@     4,414,811
   Series 2005-7, Class B42                                      6.26+   03/25/35     1,057      1,035,236
   Series 2005-7, Class B52                                      6.26+   03/25/35       754        710,655
                                                                                               -----------
                                                                                                 6,160,702
                                                                                               -----------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost - $76,506,756)                                                                   76,521,791
                                                                                               -----------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
         (Cost - $76,506,756)                                                                   76,521,791
                                                                                               -----------

                                                                                     NOTIONAL
                                                             INTEREST                 AMOUNT
                                                               RATE      MATURITY     (000S)        VALUE
                                                            ---------    --------   ---------   -------------
INTEREST ONLY SECURITIES - 1.4%
   Countrywide Alternative Loan Trust
      Series 2005-56, Class 1X
      (Cost - $9,219,245)                                       1.54    11/25/35    243,815        9,143,053
                                                                                                -------------

                                                                                    PRINCIPAL
                                                             INTEREST                 AMOUNT
                                                               RATE      MATURITY     (000S)        VALUE
                                                            ---------    --------   ---------   -------------
SHORT TERM INVESTMENTS - 1.6%
   Federal Home Loan Bank Discount Notes(c)
      (Cost - $10,498,650)                                       4.63    05/02/06     10,500       10,498,650
                                                                                                -------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2006

TOTAL INVESTMENTS - 123.1%
         (Cost - $815,695,756)                                                                  $ 820,778,326
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.1)%                                                  (154,137,553)
                                                                                                -------------
NET ASSETS - 100.0%                                                                             $ 666,640,773
                                                                                                =============

@   -- PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR REVERSE
       REPURCHASE AGREEMENTS.

* -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

+   -- VARIABLE RATE SECURITY - INTEREST RATE IS IN EFFECT AS OF APRIL 30, 2006.

(A) -- SECURITY IS A "STEP-UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. AT THAT DATE THE COUPON INCREASES TO LIBOR PLUS A PREDETERMINED MARGIN.

(B) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. RATES SHOWN ARE CURRENT COUPON AND NEXT COUPON RATE WHEN SECURITY STEPS UP.

(C) -- ZERO COUPON NOTE - INTEREST RATE REPRESENTS CURRENT YIELD TO MATURITY.

CDO -- COLLATERALIZED DEBT OBLIGATION

- -- AT APRIL 30, 2006, THE AGGREGATE COST OF INVESTMENTS FOR INCOME TAX PURPOSES WAS $815,695,756. NET UNREALIZED APPRECIATION AGGREGATED $5,082,570 OF WHICH $10,802,668 RELATED TO APPRECIATED INVESTMENT SECURITIES AND $5,720,098 RELATED TO DEPRECIATED INVESTMENT SECURITIES.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
April 30, 2006

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At April 30, 2006, the Fund had the following reverse repurchase agreements outstanding:

 Face Value                                 Description                               Maturity Amount
 ----------                                 -----------                               ---------------
$  2,390,000   Bank of America., 5.03%, dated 04/11/06, maturity date 06/15/06         $  2,411,706
   9,045,000   Bank of America., 5.13%, dated 03/30/06, maturity date 05/18/06            9,108,157
   4,272,000   Bank of America., 5.23%, dated 04/11/06, maturity date 06/15/06            4,312,341
   4,516,000   Bear Stearns., 5.06%, dated 04/17/06, maturity date 05/24/06               4,539,486
   8,654,000   Bear Stearns., 5.07%, dated 03/30/06, maturity date 05/24/06               8,720,983
   9,394,000   Greenwich Capital, 4.95%, dated 03/20/06, maturity date 05/23/06           9,476,667
   9,473,000   Greenwich Capital, 4.95%, dated 03/20/06, maturity date 05/23/06           9,556,362
   8,687,000   Greenwich Capital, 4.95%, dated 03/20/06, maturity date 05/23/06           8,763,446
   6,652,000   Greenwich Capital, 4.95%, dated 03/20/06, maturity date 05/23/06           6,710,538
   6,298,000   Greenwich Capital, 4.96%, dated 03/27/06, maturity date 05/25/06           6,349,196
  13,260,000   Greenwich Capital, 4.98%, dated 04/25/06, maturity date 05/02/06          13,272,840
   3,804,000   Greenwich Capital, 5.00%, dated 04/07/06, maturity date 05/25/06           3,829,360
   5,832,000   Greenwich Capital, 5.11%, dated 04/18/06, maturity date 06/22/06           5,885,808
   5,720,000   Greenwich Capital, 5.11%, dated 04/18/06, maturity date 06/22/06           5,772,775
   9,524,000   Greenwich Capital, 5.11%, dated 04/24/06, maturity date 06/22/06           9,603,761
   5,091,000   Lehman Brothers, Inc., 4.87%, dated 03/15/06, maturity date 05/17/06       5,134,388
   6,838,000   Lehman Brothers, Inc., 4.89%, dated 03/15/06, maturity date 05/17/06       6,896,516
   7,906,000   Lehman Brothers, Inc., 4.89%, dated 03/15/06, maturity date 05/17/06       7,973,656
  11,875,000   Lehman Brothers, Inc., 4.89%, dated 03/15/06, maturity date 05/17/06      11,976,620
  13,665,000   Lehman Brothers, Inc., 4.90%, dated 03/17/06, maturity date 05/18/06      13,780,317
   7,129,000   Lehman Brothers, Inc., 4.97%, dated 03/29/06, maturity date 05/24/06       7,184,115
   5,304,000   Lehman Brothers, Inc., 5.00%, dated 03/17/06, maturity date 05/18/06       5,349,673

HYPERION COLLATERALIZED SECURITIES FUND, INC.
April 30, 2006

   5,853,000   Lehman Brothers, Inc., 5.00%, dated 03/17/06, maturity date 05/18/06       5,903,401
   4,559,000   Lehman Brothers, Inc., 5.12%, dated 04/25/06, maturity date 06/26/06       4,599,200
   5,562,000   Lehman Brothers, Inc., 5.12%, dated 04/25/06, maturity date 06/26/06       5,611,044
   7,778,000   Lehman Brothers, Inc., 5.19%, dated 04/07/06, maturity date 05/18/06       7,823,974
   3,509,000   Lehman Brothers, Inc., 5.20%, dated 04/25/06, maturity date 06/26/06       3,540,425
   4,352,000   Lehman Brothers, Inc., 5.20%, dated 04/25/06, maturity date 06/26/06       4,390,975
   4,600,000   Morgan Stanley, Inc., 4.94%, dated 03/15/06, maturity date 05/17/06        4,639,735
   8,800,000   Morgan Stanley, Inc., 4.99%, dated 03/15/06, maturity 05/17/06             8,876,784
   5,711,000   Morgan Stanley, Inc., 5.09%, dated 04/11/06, maturity 06/15/06             5,763,451
------------                                                                           ------------
$216,053,000
============
               Maturity Amount, Including Interest Payable                             $217,757,700
                                                                                       ------------
               Market Value of Assets Sold Under Agreements                            $232,169,592
                                                                                       ------------
               Weighted Average Interest Rate                                                  5.01%
                                                                                       ------------

The average daily balance of reverse repurchase agreements outstanding during the three months ended April 30, 2006, was approximately $185,857,582 at a weighted average interest rate of 5.64%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $216,989,431 as of April 21, 2006 which was 26.25% of total assets.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Collateralized Securities Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  June 16, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  June 16, 2006

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  June 16, 2006